Label	Element	Value
BMO Disciplined International Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BMO Disciplined International Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds. More information about these and other discounts and waivers is available from your financial professional and under “How to Buy Shares – Purchase of Class A Shares – Class A Shares – Sales Charge” on page 60 of this Prospectus, under “How to Buy Shares – Class A Shares – Waivers and Reductions of Sales Charges” beginning on page 61 of this Prospectus, under “Appendix–Sales Charge Waivers” on page 90 of this Prospectus, and “How to Buy Shares” beginning on page B-36 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2022
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund incurs transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 95% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	95.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of certain BMO Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Other Expenses for the Class R6 shares are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, whether you redeem all of your shares at the end of those periods or not. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are as shown in the table and remain the same. The costs in the one-year example and for the first year of the three-, five-, and ten-year examples reflect Columbia’s agreement to waive fees and reimburse expenses through December 31, 2022. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests at least 80% of its assets in equity securities of companies located in countries outside of the United States. The Fund invests primarily in companies that are located in the countries included, at the time of purchase, in the MSCI EAFE Index, which includes developed countries outside of North America. However, the Fund may invest up to 20% of its net assets in companies located in countries not represented in this index, including emerging market countries. Equity securities in which the Fund may invest include common stock, preferred stock, depositary receipts, rights, warrants, and exchange-traded funds (ETFs). The Fund also may invest in convertible securities (fixed income securities convertible into shares of common or preferred stock).
Columbia focuses on companies that it believes are fundamentally strong, have attractive valuations, possess growing investor interest, and may outperform the overall equity market. Using a unique approach which combines the use of proprietary analytical tools and the qualitative judgments of the investment team, Columbia selects equity securities that it believes will provide higher returns than the MSCI EAFE Index, its benchmark index. As part of this process, Columbia considers numerous factors including (but not limited to) valuation, earnings quality, earnings growth potential, and earnings and price momentum. Columbia also integrates environmental, social, and governance (ESG) considerations into its investment process. Columbia invests in those securities it believes will provide a better return relative to their risk than other securities. Columbia may sell a security for numerous reasons, including if a company’s fundamentals deteriorate or Columbia believes a company’s fundamentals will deteriorate, if another security appears to provide the potential for a better return relative to its risk, if Columbia believes the security is no longer attractively valued, or if Columbia believes the security will no longer help the Fund achieve its investment objective. Columbia also may sell a security to manage the size of a holding or sector weighting or to fund redemptions.
In determining where a company is located, Columbia primarily relies on the country where the company is incorporated, but also may consider the country where the company’s revenues are derived and the primary market listing for the class of shares to be purchased. The Fund may invest in companies across all market capitalizations and may at times focus its investments in one or more sectors.
From time to time, the Fund maintains a portion of its assets in cash. The Fund may increase its cash holdings in response to market conditions or in the event attractive investment opportunities are not available.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Fund cannot assure that it will achieve its investment objective. An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency. The net asset value of the Fund will vary and you could lose money by investing in the Fund. In addition, the Fund is subject to the following risks.
Common Stock Risks. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in, and perceptions of, their issuers change. Holders of common stocks are generally subject to greater risk than holders of preferred stocks and debt obligations of the same issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders, and other creditors.
Foreign Securities Risks. Investing in foreign securities may involve additional risks, including currency-rate fluctuations, political and economic instability, differences in financial reporting standards, less-strict regulation of the securities markets, and possible imposition of foreign withholding taxes. Furthermore, the Fund may incur higher costs and expenses when making foreign investments, which will affect the Fund’s total return.
Emerging Markets Risks. Investments in emerging market countries can involve risks in addition to, and greater than, those generally associated with investing in more developed foreign markets. Emerging market countries may have less established legal, political, business, and social frameworks to support securities markets; greater sensitivity to interest rate changes; higher currency exchange rate volatility; and greater risks of inflation, deflation or currency devaluation. Securities in emerging markets also may be less liquid than those in developed markets and foreign investors may be limited in their ability to invest in, and withdraw assets from, these markets.
Geographic Concentration Risks. To the extent the Fund invests a substantial amount of its assets in securities of issuers located in a single country or geographic region, the Fund’s performance may be more susceptible to any changes to the regulatory, political, social or economic conditions in such country or geographic region.
Currency Risks. To the extent that the Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.
Company Size Risks. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base, and limited access to capital. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.
Sector Risks. Companies with similar characteristics, such as those within similar industries, may be grouped together in broad categories called sectors. To the extent the Fund invests its assets in a particular sector, the Fund’s performance may be more susceptible to any economic, business, or other developments that generally affect that sector.
Stock Market Risks. The Fund is subject to fluctuations in the stock market, which has periods of increasing and decreasing value. Stocks are generally more volatile than debt securities. The value of equity securities purchased by the Fund may decline if the financial condition of the companies in which the Fund invests declines or if overall market and economic conditions deteriorate. If the value of the Fund’s investments goes down, you may lose money. U.S. and international markets have experienced significant periods of volatility in recent months and years, due to a number of economic, political and global macro factors, including the impact of the coronavirus (COVID-19) global pandemic, which resulted in a public health crisis, business interruptions, growth concerns in the U.S. and overseas, travel restrictions, changed social behaviors, rising inflation and reduced consumer spending. While U.S. and global economies have recovered in some respects from the effects of COVID-19, the recovery is proceeding at slower than expected rates and may last for a prolonged period of time. Policy changes by the U.S. government and/or Federal Reserve, such as raising interest rates, also could cause increased volatility in financial markets, which could have a negative impact on the Fund. Adverse market events also may lead to increased shareholder redemptions, which could cause the Fund to experience a loss or difficulty in selling investments to meet such redemptions.
Convertible Security Risks. Convertible securities are fixed income securities that the Fund has the option to exchange for equity securities at a specified conversion price. Consequently, the value of the convertible security may be exposed to the stock market risk of the underlying stock, or may be exposed to the interest rate or credit risk of the issuer. Because both interest rate and market movements can influence its value, a convertible security is usually not as sensitive to interest rate changes as a similar fixed-income security, nor is it as sensitive to changes in share price as its underlying stock. Convertible securities also are subject to credit risks that affect debt securities in general.
Exchange-Traded Funds Risks. By investing in an ETF, a risk exists that the value of the underlying securities of the ETF may decrease. In addition, the market price of ETF shares may trade at a discount to their net asset value or an active trading market for ETF shares may not develop or be maintained. ETFs in which the Fund invests typically will not be able to replicate exactly the performance of the indices they track. The Fund also will bear its proportionate share of the ETF’s fees (including management and advisory fees) and expenses.
Management Risks. Columbia's judgments about the attractiveness, value, and potential appreciation of the Fund’s investments may prove to be incorrect. Accordingly, no guarantee exists that the investment techniques used by the Fund’s portfolio managers will produce the desired results.

Risk Lose Money [Text]	rr_RiskLoseMoney	The net asset value of the Fund will vary and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of BMO Harris Bank N.A., or any of its affiliates, and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives. Prior to December 16, 2021, the Fund was managed by the Adviser. Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future. Investors may obtain updated performance information for the Fund at bmofunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table show the historical performance of the Fund’s shares and provide some indication of the risks of investing in the Fund. The bar chart shows how the Fund’s total returns before taxes have varied from year to year, while the table compares the Fund’s average annual total returns to the returns of a broad measure of market performance and an index of funds with similar investment objectives.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE) is a free-float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.The Lipper International Multi-Cap Core Funds Index (LIMCCI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	bmofunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Please keep in mind that past performance, before and after taxes, does not represent how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class I—Annual Total Returns (calendar years 2016-2020)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
The return for the Class I shares of the Fund from January 1, 2021 through September 30, 2021 was 9.56%.
During the periods shown in the bar chart for the Fund:
	Quarter Ended	Returns
Best quarter	6/30/2020	14.69%
Worst quarter	3/31/2020	(24.30)%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns through 12/31/20(1)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class I and after-tax returns for Class A and Class R6 will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after-tax return.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the highest historical individual marginal federal income tax rates and do not reflect the effect of any applicable state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors holding shares through tax-deferred programs, such as IRAs or 401(k) plans. After-tax returns are shown only for Class I and after-tax returns for Class A and Class R6 will vary.
The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures when a capital loss is realized on the sale of Fund shares which provides an assumed tax benefit to the shareholder that increases the after-tax return.
The Morgan Stanley Capital International Europe, Australasia, Far East Index (EAFE) is a free-float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.
The Lipper International Multi-Cap Core Funds Index (LIMCCI) tracks the total return performance of the 30 largest mutual funds included in this Lipper category.

BMO Disciplined International Equity Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.90%	[3]
1 Year	rr_ExpenseExampleYear01	$ 92
3 Years	rr_ExpenseExampleYear03	336
5 Years	rr_ExpenseExampleYear05	600
10 Years	rr_ExpenseExampleYear10	1,354
1 Year	rr_ExpenseExampleNoRedemptionYear01	92
3 Years	rr_ExpenseExampleNoRedemptionYear03	336
5 Years	rr_ExpenseExampleNoRedemptionYear05	600
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,354
2016	rr_AnnualReturn2016	(2.09%)
2017	rr_AnnualReturn2017	23.03%
2018	rr_AnnualReturn2018	(15.92%)
2019	rr_AnnualReturn2019	19.12%
2020	rr_AnnualReturn2020	0.79%
Year to Date Return, Label	rr_YearToDateReturnLabel	The return for the Class I shares of the Fund from January 1, 2021 through September 30, 2021
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2021
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.56%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.69%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.30%)
1 Year	rr_AverageAnnualReturnYear01	0.79%	[4]
5 Years	rr_AverageAnnualReturnYear05	3.99%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 17, 2015	[4]
BMO Disciplined International Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.00%
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.15%	[3]
1 Year	rr_ExpenseExampleYear01	$ 611
3 Years	rr_ExpenseExampleYear03	894
5 Years	rr_ExpenseExampleYear05	1,197
10 Years	rr_ExpenseExampleYear10	2,056
1 Year	rr_ExpenseExampleNoRedemptionYear01	611
3 Years	rr_ExpenseExampleNoRedemptionYear03	894
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,197
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,056
1 Year	rr_AverageAnnualReturnYear01	0.58%	[4]
5 Years	rr_AverageAnnualReturnYear05	3.73%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.37%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 17, 2015	[4]
BMO Disciplined International Equity Fund | Class R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of shares redeemed within 18 months of purchase)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Redemption Fee (as a percentage of amount redeemed, for shares held less than 30 days)	rr_RedemptionFeeOverRedemption	2.00%
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.38%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.98%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.23%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.75%	[3]
1 Year	rr_ExpenseExampleYear01	$ 77
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	541
10 Years	rr_ExpenseExampleYear10	1,234
1 Year	rr_ExpenseExampleNoRedemptionYear01	77
3 Years	rr_ExpenseExampleNoRedemptionYear03	300
5 Years	rr_ExpenseExampleNoRedemptionYear05	541
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,234
BMO Disciplined International Equity Fund | Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.49%	[4]
5 Years	rr_AverageAnnualReturnYear05	3.50%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.17%	[4]
BMO Disciplined International Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.01%	[4]
5 Years	rr_AverageAnnualReturnYear05	3.21%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	2.93%	[4]
BMO Disciplined International Equity Fund | EAFE (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.82%	[4]
5 Years	rr_AverageAnnualReturnYear05	7.45%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	8.02%	[4]
BMO Disciplined International Equity Fund | LIMCCI (reflects deduction of fees and no deduction for sales charges or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.25%	[4]
5 Years	rr_AverageAnnualReturnYear05	7.52%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	6.76%	[4]

[1]	The Maximum Deferred Sales Charge on Class A shares is applied only to purchases of $1,000,000 or more that are redeemed within 18 months of purchase.
[2]	Other Expenses for the Class R6 shares are based on estimated amounts for the current fiscal year.
[3]	BMO Asset Management Corp. (Adviser) agreed to waive or reduce its investment advisory fee and reimburse expenses to the extent necessary to prevent total annual operating expenses (excluding interest, taxes, brokerage commissions, other investment-related costs, and extraordinary expenses, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, and Acquired Fund Fees and Expenses) from exceeding 0.90% for Class I, 1.15% for Class A, and 0.75% for Class R6 through December 31, 2022. Effective December 16, 2021, the Adviser’s role as investment adviser to the Fund terminated. Columbia Management Investment Advisers, LLC (Columbia), the new investment adviser to the Fund, has agreed to maintain the fee waiver in place through December 31, 2022. This expense limitation agreement may not be terminated prior to December 31, 2022 without the consent of the Fund’s Board of Directors, unless terminated due to the termination of the investment advisory agreement.
[4]	Because Class R6 shares have not yet commenced operations, no performance data is available. Class R6 shares are expected to have substantially similar annual returns as Class I shares because the shares are invested in the same portfolio of securities. The performance of Class R6 shares is expected to be higher than Class I shares because Class R6 shares have lower Total Annual Fund Operating Expenses.